Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.75%
Brazil: 4.52%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	822,400	$1,847,611
Banco BTG Pactual SA (Financials, Capital markets)	269,072	1,880,292
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	116,300	2,249,547
Fras-Le SA (Consumer discretionary, Automobile components)	349,400	1,473,214
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	552,000	2,494,058
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	300,924	3,496,737
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	576,060	3,238,540
		16,679,999
Chile: 0.42%
Banco Itau Chile SA (Financials, Banks)	118,463	1,565,362
China: 27.57%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	971,900	14,612,288
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	277,800	3,188,612
Baidu, Inc. Class A (Communication services, Interactive media & services)†	145,744	1,594,634
China Construction Bank Corp. Class H (Financials, Banks)	5,981,000	6,117,386
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	720,500	4,675,427
China Resources Land Ltd. (Real estate, Real estate management & development)	829,000	3,039,916
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	1,406,700	1,968,416
Chinasoft International Ltd. (Information technology, IT services)	2,402,000	1,735,147
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	700,500	2,461,271
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	80,658	2,953,032
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	240,600	1,960,894
H World Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	495,400	1,546,243
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	2,187,000	1,675,733
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	648,678	2,469,350
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	188,100	2,964,820
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	15,900	3,136,904
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	165,658	1,612,902
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	792,300	2,408,551
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	535,902	4,364,625
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	308,000	1,966,119
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	116,600	3,740,131
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	305,200	2,196,451
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	972,800	2,338,248
Tencent Holdings Ltd. (Communication services, Interactive media & services)	321,000	22,473,915
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	934,000	1,380,698
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	237,000	3,161,395
		101,743,108
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Greece: 0.84%
Piraeus Financial Holdings SA (Financials, Banks)	402,822	$3,097,472
Hong Kong: 1.61%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,756,000	3,037,000
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	2,268,000	2,908,141
		5,945,141
Hungary: 0.45%
OTP Bank Nyrt (Financials, Banks)	20,418	1,656,836
India: 16.09%
Ashok Leyland Ltd. (Industrials, Machinery)	1,509,728	2,074,762
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	33,899	3,086,413
Bank of Maharashtra (Financials, Banks)	3,987,002	2,534,466
DLF Ltd. (Real estate, Real estate management & development)	317,908	2,827,367
Embassy Office Parks REIT (Real estate, Office REITs)	1,195,512	5,390,236
GAIL India Ltd. (Utilities, Gas utilities)	1,270,194	2,558,693
HDFC Asset Management Co. Ltd. (Financials, Capital markets)144A	45,942	2,952,567
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	113,393	2,780,454
IndiaMart InterMesh Ltd. (Industrials, Trading companies & distributors)144A	60,794	1,788,601
Infosys Ltd. (Information technology, IT services)	194,083	3,300,760
Nexus Select Trust (Real estate, Retail REITs)	1,420,779	2,384,218
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	5,363,994	5,062,091
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	336,071	3,101,348
Nuvama Wealth Management Ltd. (Financials, Capital markets)	48,089	3,962,374
Power Finance Corp. Ltd. (Financials, Financial services)	681,829	3,173,810
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,260,950	4,168,407
Shriram Finance Ltd. (Financials, Consumer finance)	492,024	3,523,922
State Bank of India (Financials, Banks)	518,215	4,695,256
		59,365,745
Indonesia: 1.02%
Bank Central Asia Tbk. PT (Financials, Banks)	4,618,500	2,314,771
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	2,446,800	1,453,470
		3,768,241
Malaysia: 0.45%
Hong Leong Bank Bhd. (Financials, Banks)	370,300	1,646,202
Mexico: 2.16%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	22,523	2,037,431
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	243,900	2,172,152
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	506,400	1,919,300
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	618,691	1,823,441
		7,952,324
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Peru: 0.62%
Credicorp Ltd. (Financials, Banks)	9,626	$2,281,362
Philippines: 0.24%
Bank of the Philippine Islands (Financials, Banks)	431,175	873,696
Poland: 0.93%
Budimex SA (Industrials, Construction & engineering)	12,109	1,812,185
Powszechna Kasa Oszczednosci Bank Polski SA (Financials, Banks)	74,309	1,627,107
		3,439,292
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.43%
Al Rajhi Bank (Financials, Banks)	133,474	3,365,423
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	195,700	3,192,887
Saudi National Bank (Financials, Banks)	241,646	2,411,408
		8,969,718
Singapore: 1.70%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	248,200	2,254,888
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	1,351,600	4,027,967
		6,282,855
South Africa: 3.28%
Absa Group Ltd. (Financials, Banks)	358,260	3,536,321
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	294,191	1,986,602
Gold Fields Ltd. ADR (Materials, Metals & mining)	110,142	2,683,059
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	6,747	2,082,678
Standard Bank Group Ltd. (Financials, Banks)	141,656	1,822,755
		12,111,415
South Korea: 8.47%
Coway Co. Ltd. (Consumer discretionary, Household durables)	24,158	1,884,219
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	15,297	2,237,397
KB Financial Group, Inc. (Financials, Banks)	55,576	4,415,411
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	52,046	1,947,608
Kia Corp. (Consumer discretionary, Automobiles)	63,817	4,669,539
POSCO Holdings, Inc. (Materials, Metals & mining)	12,083	2,657,163
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	263,556	13,431,852
		31,243,189
Taiwan: 17.91%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	675,000	3,273,335
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	128,000	2,411,276
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Taiwan(continued)
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	764,000	$4,492,686
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	27,000	2,117,695
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	224,000	10,143,743
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	328,000	3,055,044
Sercomm Corp. (Information technology, Communications equipment)	554,000	1,847,909
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	955,000	36,766,786
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	21,700	1,980,484
		66,088,958
Thailand: 0.62%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	3,516,400	2,282,862
Turkey: 0.48%
Akbank TAS (Financials, Banks)	1,063,348	1,762,986
United Arab Emirates: 1.76%
ADNOC Drilling Co. PJSC (Energy, Energy equipment & services)	1,192,052	1,895,314
Emaar Properties PJSC (Real estate, Real estate management & development)	684,253	2,833,697
Emirates Telecommunications Group Co. PJSC (Communication services, Diversified telecommunication services)	342,776	1,767,517
		6,496,528
United Kingdom: 0.45%
Fresnillo PLC (Materials, Metals & mining)	90,261	1,664,293
United States: 0.73%
Southern Copper Corp. (Materials, Metals & mining)	28,536	2,686,950
Total common stocks (Cost $258,707,060)		349,604,534

	Dividend rate
Preferred stocks: 2.83%
Brazil: 0.51%
Itau Unibanco Holding SA (Financials, Banks)	0.00	301,170	1,891,069
South Korea: 2.32%
LG Chem Ltd. (Materials, Chemicals)	0.76	23,510	2,552,824
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	145,233	5,979,889
			8,532,713
Total preferred stocks (Cost $8,524,471)			10,423,782
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)

Portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class♠∞		4.24%	6,878,139	$6,878,139
Total short-term investments (Cost $6,878,139)				6,878,139
Total investments in securities (Cost $274,109,670)	99.44%			366,906,455
Other assets and liabilities, net	0.56			2,070,281
Total net assets	100.00%			$368,976,736

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $0 (original cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,924,522	$95,045,026	$(99,091,409)	$0	$0	$6,878,139	6,878,139	$298,090
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 5

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$16,679,999	$0	$0	$16,679,999
Chile	1,565,362	0	0	1,565,362
China	0	101,743,108	0	101,743,108
Greece	0	3,097,472	0	3,097,472
Hong Kong	0	5,945,141	0	5,945,141
Hungary	0	1,656,836	0	1,656,836
India	2,384,218	56,981,527	0	59,365,745
Indonesia	0	3,768,241	0	3,768,241
Malaysia	0	1,646,202	0	1,646,202
Mexico	7,952,324	0	0	7,952,324
Peru	2,281,362	0	0	2,281,362
Philippines	873,696	0	0	873,696
Poland	0	3,439,292	0	3,439,292
Russia	0	0	0	0
Saudi Arabia	3,192,887	5,776,831	0	8,969,718
Singapore	0	6,282,855	0	6,282,855
South Africa	4,669,661	7,441,754	0	12,111,415
South Korea	0	31,243,189	0	31,243,189
Taiwan	0	66,088,958	0	66,088,958
Thailand	0	2,282,862	0	2,282,862
Turkey	0	1,762,986	0	1,762,986
United Arab Emirates	3,662,831	2,833,697	0	6,496,528
United Kingdom	0	1,664,293	0	1,664,293
United States	2,686,950	0	0	2,686,950
Preferred stocks
Brazil	1,891,069	0	0	1,891,069
South Korea	0	8,532,713	0	8,532,713
Short-term investments
Investment companies	6,878,139	0	0	6,878,139
Total assets	$54,718,498	$312,187,957	$0	$366,906,455
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund) | 7